Stock Based Compensation (Details) - Schedule of measures the grant-date fair value based on the price of the Company’s shares on the grant date	12 Months Ended
Jul. 03, 2022 USD ($) $ / shares shares
Time-Based Restricted Stock Unit [Member]
Stock Based Compensation (Details) - Schedule of measures the grant-date fair value based on the price of the Company’s shares on the grant date [Line Items]
Number of Units, Outstanding beginning balance | shares
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance | $ / shares
Weighted Average Remaining Contractual Term, Outstanding beginning balance
Aggregate Intrinsic Value, Outstanding beginning balance | $
Number of Units, Granted | shares	947,325
Weighted Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 9.72
Weighted Average Remaining Contractual Term, Granted	2 years 6 months 3 days
Aggregate Intrinsic Value, Granted | $
Number of Units, Vested | shares
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares
Aggregate Intrinsic Value, Vested | $
Number of Units, Forfeited | shares	(29,700)
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	$ 9.67
Aggregate Intrinsic Value, Forfeited | $
Number of Units, Outstanding, ending balance | shares	917,625
Weighted Average Grant Date Fair Value Per Share, Outstanding, ending balance | $ / shares	$ 9.72
Weighted Average Remaining Contractual Term, Outstanding, ending balance	2 years 1 month 20 days
Aggregate Intrinsic Value, Outstanding, ending balance | $	$ 10,094
Earnout Restricted Stock Unit [Member]
Stock Based Compensation (Details) - Schedule of measures the grant-date fair value based on the price of the Company’s shares on the grant date [Line Items]
Number of Units, Outstanding beginning balance | shares
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance | $ / shares
Aggregate Intrinsic Value, Outstanding beginning balance | $
Number of Units, Granted | shares	152,370
Weighted Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 8.16
Weighted Average Remaining Contractual Term, Granted	5 years
Aggregate Intrinsic Value, Granted | $
Number of Units, Vested | shares
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares
Aggregate Intrinsic Value, Vested | $
Number of Units, Forfeited | shares	(23,034)
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	$ 8.16
Aggregate Intrinsic Value, Forfeited | $
Number of Units, Outstanding, ending balance | shares	129,336
Weighted Average Grant Date Fair Value Per Share, Outstanding, ending balance | $ / shares	$ 8.16
Weighted Average Remaining Contractual Term, Outstanding, ending balance	4 years 5 months 12 days
Aggregate Intrinsic Value, Outstanding, ending balance | $	$ 1,423
Restricted Stock Units, Market and Service Conditions [Member]
Stock Based Compensation (Details) - Schedule of measures the grant-date fair value based on the price of the Company’s shares on the grant date [Line Items]
Number of Units, Outstanding beginning balance | shares
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance | $ / shares
Aggregate Intrinsic Value, Outstanding beginning balance | $
Number of Units, Granted | shares	266,775
Weighted Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 6.64
Weighted Average Remaining Contractual Term, Granted	2 years 9 months 14 days
Aggregate Intrinsic Value, Granted | $
Number of Units, Vested | shares
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares
Aggregate Intrinsic Value, Vested | $
Number of Units, Forfeited | shares	(9,900)
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	$ 6.64
Aggregate Intrinsic Value, Forfeited | $
Number of Units, Outstanding, ending balance | shares	256,875
Weighted Average Grant Date Fair Value Per Share, Outstanding, ending balance | $ / shares	$ 6.64
Weighted Average Remaining Contractual Term, Outstanding, ending balance	2 years 5 months 12 days
Aggregate Intrinsic Value, Outstanding, ending balance | $	$ 2,826